Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment in relation to the headquarters project	$ 7,129	$ 12,025
Long-term VAT recoverable	5,505	2,737
Long-term interest receivables	4,366	1,411
Deferred financing costs	2,035
Long-term deposit	646	693
Equipment in-transit	101	58
Prepayment for long-term investment	0	1,844
Others	16	188
Other non-current assets	$ 19,798	$ 18,956